PUTNAM CAPITAL MANAGER TRUST

               Prospectus Supplement dated November 4, 1996
                     to Prospectuses dated May 1, 1996

In the section of the prospectus of Putnam Capital Manager Trust entitled "How the Trust is managed," the chart reflecting the officers of Putnam Investment Management, Inc. ("Putnam Management") who have primary responsibility for the day-to-day management of PCM New Opportunities Fund is replaced with the following:


                                  Business experience
                      Year        (at least 5 years)
                      ------      -----------------

PCM New
Opportunities Fund

Daniel L. Miller      1994        Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1983.

Carol C. McMullen     1996        Employed as an investment
Managing Director                 professional by Putnam
                                  Management since June, 1995.
                                  Prior to June, 1995, Ms.
                                  McMullen was Senior Vice
                                  President of Baring Asset
                                  Management.




HV-2076                                        29532 11/96
37302-34 (11-96)                                     50454
6162-1                                               46134